Leases - Summary of Detailed Information About Carrying Amounts of Lease Liabilities and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	¥ 63,231
Accretion of interest	2,016	$ 291	¥ 1,714	¥ 1,969
Payments	(42,778)	(6,179)	(40,038)	(41,104)
Ending balance	77,672	11,220	63,231
Current	35,667		32,973		$ 5,152
Non- current	42,005		30,258		6,068
Total	77,672		63,231		11,220
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	63,231	9,134	49,281
Additions	57,137	8,253	55,348
Accretion of interest	2,016	291	1,714
Payments	(44,794)	(6,470)	(41,752)
Termination	0	0	(1,353)
Translation difference	82	12	(7)
Ending balance	77,672	$ 11,220	63,231	49,281
Total	¥ 77,672		¥ 63,231	¥ 49,281	$ 11,220